Share-Based Compensation (Details) - Schedule of weighted average assumptions - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield		0.00%
Maximum [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected life (in years)			3 years 9 months 18 days
Black-Scholes Merton option [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield		0.00%	0.00%
Black-Scholes Merton option [Member] | Minimum [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected volatility		75.00%	75.00%
Expected life (in years)		3 months	5 years
Exercise price (per share) (in Dollars per share)	[1]	$ 1.64	$ 11.07
Black-Scholes Merton option [Member] | Maximum [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected volatility		90.00%	90.00%
Expected life (in years)		6 years 29 days	6 years 3 months
Exercise price (per share) (in Dollars per share)	[1]	$ 2.76	$ 14.4
Monte Carlo [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected dividend yield		0.00%	0.00%
Expected volatility		75.00%	90.00%
Grant date share price (in Dollars per share)		$ 2.53	$ 13.68
Risk-free interest rate		1.56%	0.52%
Monte Carlo [Member] | Minimum [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected life (in years)		2 years 1 month 6 days	1 year 3 months 18 days
Monte Carlo [Member] | Maximum [Member]
Share-Based Compensation (Details) - Schedule of weighted average assumptions [Line Items]
Expected life (in years)		2 years 4 months 24 days

[1]	The Company has reported exercise price in previous period to conform to the current period presentation.